Lease obligation (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Lease Obligations		$ 1,902,604		$ 2,089,838
Current Portion Of Lease Obligation	$ (532,936)	(532,936)	$ (687,991)	(687,991)
Long-term Lease Obligations		1,369,668		1,401,847
Office Building [Member]
Lease Obligations		1,185,356		1,440,056
Aircraft
Lease Obligations		712,762		640,550
Printer
Lease Obligations		$ 4,486		$ 9,232